Fair Value Measurements (Tables)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of assets that are measured at fair value on a recurring basis
Description	Level	March 31, 2020	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$287,534,744	$287,491,254

Liabilities:
Warrant Liability – Public Warrants	1	$18,975,000	$14,854,167
Warrant Liability – Private Placement Warrants	2	$10,230,001	$8,008,334

Description	Level	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$287,491,254

Liabilities:
Warrant Liability – Public Warrants	3	$14,854,167
Warrant Liability – Private Placement Warrants	3	$8,008,334

Schedule of key inputs into the Monte Carlo simulation model for the private placement warrants and public warrants
Input	December 31, 2020
Risk-free interest rate	0.36%
Trading days per year	252
Expected volatility	29.0%
Exercise price	$11.50
Stock Price	$10.41

Input	December 10, 2020	December 31, 2020
Risk-free interest rate	0.39%	0.36%
Trading days per year	252	252
Expected volatility	29.0%	29.0%
Exercise price	$11.50	$11.50
Stock Price	$10.30	$10.41

Schedule of changes in the fair value of warrant liabilities
	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2020	$8,008,334	$14,854,167	$22,862,501
Change in valuation inputs or other assumptions	2,221,667	4,120,833	6,342,500
Fair value as of March 31, 2021	$10,230,001	$18,975,000	$29,205,001

	Private Placement	Public	Warrant Liabilities
Fair value as of September 10, 2020 (inception)	$—	$—	$—
Initial measurement on December 10, 2020	7,801,667	14,470,833	22,272,500
Change in valuation inputs or other assumptions	206,667	383,334	590,001
Fair value as of December 31, 2020	$8,008,334	$14,854,167	$22,862,501